Form N-1A Cover	Jul. 30, 2026
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	Elevation Series Trust
Entity Central Index Key	0001936157
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 30, 2026
Prospectus Date	Feb. 27, 2026